Investments - Summary of Investments by Category (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments - Current:
Debt securities - available for sale	$ 14,990	$ 25,746	$ 32,914
Total	$ 14,990	$ 25,746	32,914
Investments - Noncurrent:
Debt securities - available for sale			16,804
Total			$ 16,804